Organization and Business Operations - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 07, 2021	Apr. 13, 2021	Mar. 25, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 16, 2022	Jan. 13, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock par or stated value per share						$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Proceeds from initial public offering						$ 75,000,000
Number of days within which public shares shall be redeemed				10 days			10 days
Net working capital				$ 3,151,365
Common stock value						$ 1,000	$ 1,000	$ 16,000			$ 1,000
Class A Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock par or stated value per share						$ 0.0001	$ 0.0001	$ 0.0001
Virgin Group Acquisition Corp. II [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company incorporation date of incorporation				Jan. 13, 2021			Jan. 13, 2021
Proceeds from initial public offering			$ 350,000,000
Total transaction costs incurred in connection with initial public offering				$ 19,845,525			$ 19,845,525
Underwriting discount				7,000,000			7,000,000
Deferred underwriting discount non current				14,087,500		$ 14,087,500	14,087,500
Deferred underwriting discount non current				12,250,000		12,250,000	12,250,000
Other offering costs				595,525			595,525
Proceeds from gross proceeds				9,000,000			9,000,000
Cash				$ 79,823		$ 507,233	$ 507,233
Term of restricted investments				180 days			180 days
Per share value of restricted asset				$ 10		$ 10	$ 10
Percentage of public shares to be redeemed in case business combination is not consummated				100.00%		100.00%	100.00%
Period within which business combination shall be consummated from the consummation of initial public offer				24 months			24 months
Temporary equity redemption price per share				$ 10		$ 10	$ 10
Minimum net worth to consummate business combination				$ 5,000,001		$ 5,000,001	$ 5,000,001
Percentage of public shares that can be transferred without any restriction				15.00%		15.00%	15.00%
Expenses payable on dissolution				$ 100,000		$ 100,000	$ 100,000
Net working capital						$ 2,284,652	2,284,652
Proceeds from the issuance of common stock				$ 0	$ 25,000		$ 25,000
Virgin Group Acquisition Corp. II [Member] | Backstop Investor Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of trading days after the closing of business combination				10 days
Virgin Group Acquisition Corp. II [Member] | Restated Merger Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share Price				$ 10
Virgin Group Acquisition Corp. II [Member] | Tranche One Shares [Member] | Backstop Investor Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash				$ 22,500,000
Common stock value				$ 27,500,000
Share Price				$ 11.7
Virgin Group Acquisition Corp. II [Member] | Tranche Two Shares [Member] | Backstop Investor Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from the issuance of common stock				$ 22,500,000
Virgin Group Acquisition Corp. II [Member] | Treehouse Merger Sub, Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of vesting of award under share-based payment arrangement.	10.00%
Virgin Group Acquisition Corp. II [Member] | Private Placement Warrants
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights exercise price per share										$ 11.5
Proceeds from gross proceeds		$ 1,050,000
Class of warrants or rights warrants issued during the period units		700,000		6,000,000			6,000,000
Class of warrants or rights warrants issued issue price per warrant										$ 1.5
Virgin Group Acquisition Corp. II [Member] | Minimum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Prospective assets of acquiree as a percentage of fair value of assets in the trust account				80.00%		80.00%	80.00%
Equity method investment ownership percentage						50.00%	50.00%
Virgin Group Acquisition Corp. II [Member] | IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares		40,250,000
Total transaction costs incurred in connection with initial public offering				$ 22,733,025			$ 22,733,025
Virgin Group Acquisition Corp. II [Member] | Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering		$ 52,500,000
Deferred underwriting discount non current				1,837,500		$ 1,837,500	1,837,500
Underwriting discount				1,050,000			1,050,000
Units issued during period shares new issues		5,250,000
Stock issuance costs				2,887,500			2,887,500
Virgin Group Acquisition Corp. II [Member] | Class A Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock par or stated value per share			$ 0.0001
Proceeds from initial public offering				$ 402,500,000			$ 402,500,000
Temporary equity redemption price per share				$ 10		$ 10	$ 10
Virgin Group Acquisition Corp. II [Member] | Class A Ordinary Shares | IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares			35,000,000	40,250,000			40,250,000
Common stock par or stated value per share			$ 0.0001
Class of warrants or rights number of shares called by each warrant or right			1
Class of warrants or rights exercise price per share			$ 11.5
Sale of stock issue price per share			$ 10
Virgin Group Acquisition Corp. II [Member] | VGAC Class A Common Share [Member] | Backstop Investor Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Weighted average share price				$ 10
Virgin Group Acquisition Corp. II [Member] | VGAC Class A Common Share [Member] | Tranche Two Shares [Member] | Backstop Investor Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share Price				10
Virgin Group Acquisition Corp. II [Member] | VGAC Class A Common Share [Member] | Minimum | Backstop Investor Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share Price				0.01
Virgin Group Acquisition Corp. II [Member] | VGAC Class B Common Share [Member] | Tranche One Shares [Member] | Backstop Investor Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share Price				$ 10